Taxation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended						1 Months Ended		12 Months Ended															1 Months Ended	12 Months Ended			1 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Accrued expenses and other liabilities	Dec. 31, 2012 Accrued expenses and other liabilities	Dec. 31, 2011 CHINA	Dec. 31, 2013 CHINA	Dec. 31, 2013 CHINA Maximum	Dec. 31, 2013 UNITED STATES	Dec. 31, 2013 UNITED STATES Maximum	Dec. 31, 2013 HONG KONG	Dec. 31, 2013 HONG KONG Maximum	Apr. 30, 2009 Enterprise Income Tax Law	Apr. 14, 2008 Enterprise Income Tax Law	Dec. 31, 2013 Enterprise Income Tax Law	Dec. 31, 2012 Enterprise Income Tax Law	Dec. 31, 2011 Enterprise Income Tax Law	Dec. 31, 2010 Enterprise Income Tax Law	Dec. 31, 2009 Enterprise Income Tax Law	Dec. 31, 2008 Enterprise Income Tax Law	Dec. 31, 2013 SouFun Shenzhen and SouFun Shanghai	Dec. 31, 2012 SouFun Shenzhen and SouFun Shanghai	Dec. 31, 2011 SouFun Shenzhen and SouFun Shanghai	Dec. 31, 2013 Beijing Zhongzhi and SouFun Media	Dec. 31, 2012 Beijing Zhongzhi and SouFun Media	Dec. 31, 2011 Beijing Zhongzhi and SouFun Media	Dec. 31, 2013 SouFun Network, Beijing Technology and Beijing JTX Technology	Dec. 31, 2012 SouFun Network, Beijing Technology and Beijing JTX Technology	Dec. 31, 2011 SouFun Network, Beijing Technology and Beijing JTX Technology	Mar. 26, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd	Dec. 31, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd	Dec. 31, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd Income Tax Expense Benefit	Dec. 31, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd Deferred Income Tax Charges	Mar. 26, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd 2013	Mar. 26, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd 2014	Mar. 26, 2012 Beijing Hong An Tu Sheng Network Technology Co., Ltd. and Beijing Tuo Shi Huan Yu Network Technology Co., Ltd 2015	Dec. 31, 2013 SouFun Media and SouFun Network	Sep. 30, 2013 SouFun Media and SouFun Network	Dec. 31, 2013 SouFun Media and SouFun Network Minimum	Dec. 31, 2013 SouFun Media and SouFun Network Maximum	Dec. 31, 2013 PRC Domestic Entities and the PRC Domestic Entities' subsidiaries	Dec. 31, 2012 PRC Domestic Entities and the PRC Domestic Entities' subsidiaries
Income Tax [Line Items]
Unrecognized Tax benefits	$ 24,756	$ 15,336	$ 7,439	$ 5,853								$ 2,537
Transitional enterprise income tax rate																		25.00%	25.00%	24.00%	22.00%	20.00%	18.00%
Applicable enterprise income tax rate																								25.00%	25.00%	24.00%
Statutory Tax Rate																	15.00%
Reduced enterprise income tax rate																15.00%																					12.50%	12.50%	12.50%
Enterprise Income Tax Rate									25.00%																		15.00%	15.00%	15.00%	15.00%	15.00%	7.50%
Enterprise Income Tax Rate, Description																																	Accordingly, the two subsidiaries are entitled to two-year enterprise income tax exemption for years 2011 and 2012 and reduced enterprise income tax rate of 12.5% for years 2013, 2014 and 2015.
Reversal of Income Tax amount																																		1,631	1,205	426
Federal Statutory Income Tax Rate																																		25.00%
Withholding tax on dividends		10.00%
Unrecognized Tax Benefits							34,045	24,379
Unrecognized tax benefit that would impact the effective tax rate	19,454	14,400
Income tax expenses for interest and penalties	2,465	2,404	1,524
Accrued Interest and penalties related to unrecognized tax benefits	11,826	9,043
Examination period of the company's tax filings											5 years		3 years		6 years
Tax years open to examination										Tax years 2009 through 2013		Tax years 2011 through 2013		Tax years 2008 through 2013
Net Operating loss carry forwards	3,977
Operating loss carry forwards expiration date					2014	2018
Deferred Tax Liabilities	36,198	35,281
Withholding tax rate	10.00%																																								5.00%
Reduced withholding tax rate, distribution period																																										2013	2015
Deferred tax liabilities reversed, undistributed earnings																																								15,101
Deferred Tax Liabilities	32,144	29,666
Temporary differences related to withholding taxes on undistributed earnings of subsidiaries																																												68,449	158,317
Temporary differences related to investment in subsidiaries	$ 68,342	$ 64,947																																										$ 6,310	$ 15,832